Related party balances and transactions - Related party transactions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Riches Credit Insurance Brokerage Limited | Insurance referral services
Related Party Transaction [Line Items]
Revenues	$ 6,883	$ 3,054